Organization and Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2013 Segment Associates	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Dec. 31, 2010	Jun. 30, 2013 Vehicle Access Systems Technology Llc Joint_Venture Subsidiary	Apr. 05, 2013 NextLock LLC	Apr. 05, 2013 Actuator Systems LLC	Jun. 30, 2013 Restricted stock	Jun. 30, 2013 Stock Options	Jun. 30, 2013 Omnibus Stock Incentive Plan	Jun. 30, 2013 Minimum	Jun. 30, 2013 Minimum Stock Options	Jun. 30, 2013 Maximum	Jun. 30, 2013 Maximum Stock Options	Jun. 30, 2013 MEXICO	Jul. 01, 2012 Currency buy sell under contract one	Jul. 03, 2011 Currency buy sell under contract one	Jul. 01, 2012 Currency buy sell under contract two	Jul. 03, 2011 Currency buy sell under contract two	Jun. 30, 2013 Currency buy sell under contract three	Jun. 30, 2013 Currency buy sell under contract four
Organization and Summary of Significant Accounting Policies (Textual) [Abstract]
Mexican peso contract: contract end date	Jun. 28, 2013
Effective period of additional Mexican peco contract	Additional contracts that were effective during fiscal 2013 expired June 28, 2013
Mexican Peso Option Contract - Contractual Exchange Rate																	11.85	11.85	12.85	12.85	12.40	13.40
Currency Option Contracts Net Premium Payable Receivable	$ 0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0
Maximum maturity of short-term investments classified as cash equivalents	3 months
Cash and cash equivalents	20,307,000	17,487,000	17,250,000	21,867,000												9,200,000
Customer model life production for which production equipment spare parts need to be maintained												12 years		15 years
Gross balance of the repair and maintenance supply parts inventory	2,000,000	1,900,000
Remaining useful life of intangible assets	4 years 4 months 24 days
Intangible amortization expense	99,000	99,000	99,000
Estimated intangible amortization expense Year one	99,000
Estimated intangible amortization expense Year two	99,000
Estimated intangible amortization expense Year three	99,000
Estimated intangible amortization expense Year four	99,000
Estimated intangible amortization expense Year five	41,000
Depreciation expense	7,400,000	6,700,000	6,500,000
Property, plant and equipment impairment	0	0	0
Number of full time associates	2,670
Number of associates represented by labor union	225
Research and development expenditures	1,300,000	1,200,000	1,500,000
Per individual per calendar year health coverage stop loss limit	150,000	150,000	150,000	150,000
Maximum life-time health insurance benefit per individual					2,000,000
Warranty provision resulting from specific customer warranty claim			1,150,000
Percentage of associate represent by labor union	8.40%
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized											1,700,000
Shares of common stock available for grant	153,993										153,993
Options expires after date of grant													5 years		10 years
Stock options vest after date of grant									3 years				1 year		4 years
Unrecognized compensation cost related to restricted stock grants									479,000
Weighted average period over which unrecognized compensation is expected to be recognized									11 months	10 months
Unrecognized compensation cost related to stock options										550,000
Cash received from option exercises	770,000	28,000	28,000
Income tax benefit from options exercised	$ 421,000	$ 9,000	$ 18,000
Percentage ownership interest in joint venture							51.00%
Joint venture partner's ownership interest								49.00%
Number of wholly owned subsidiaries						3
Number of equity method joint ventures						1
Number of reporting segments related to STRATTEC Security Corporation	1
Uncertain tax positions - Percentage likelihood that a recognized tax will be realized up on ultimate settlement	50.00%